SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is February 28, 2023.

For the MFS® Funds listed below:

MFS® DIVERSIFIED INCOME FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GOVERNMENT SECURITIES FUND

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Diversified Income Fund only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2021, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, 10-, 5-, and 3-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2021, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Diversified Income Fund	Robert Almeida
Lipper Mixed-Asset Target Allocation Conservative Funds
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Government/Mortgage Index
Russell 1000® Value Index
JPMorgan Emerging Markets Bond Index Global
MSCI US REIT Index (net div)
Morningstar US Fund Allocation – 30% to 50% Equity Funds

	Neeraj Arora	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
	Rick Gable	MSCI US REIT Index (net div) Lipper Real Estate Funds Morningstar US Real Estate Funds
	Alexander Mackey	Bloomberg U.S. Credit Index
	John Mitchell[1]	Bloomberg U.S. Credit Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Jonathan Sage	MSCI All Country World High Dividend Yield Index (net div)
	Geoffrey Schechter	Bloomberg U.S. Government/Mortgage Index
	Michael Skatrud	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
1  Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2023.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

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The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended February 28, 2022, unless otherwise indicated. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Diversified Income Fund	Robert Almeida	D
	Neeraj Arora	A
	David Cole	N
	Rick Gable	D
	Alexander Mackey	N
	John Mitchell[1]	C
	Matt Ryan	N
	Jonathan Sage	D
	Geoffrey Schechter	D
	Michael Skatrud	N
1  Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2023.

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Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended February 28, 2022, unless otherwise indicated:

	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Diversified Income Fund		Alexander Mackey	Registered Investment Companies[2]	18	$39.2 billion
			Other Pooled Investment Vehicles	5	$2.4 billion
			Other Accounts	5	$413.7 million
		David Cole	Registered Investment Companies[2]	14	$9.8 billion
			Other Pooled Investment Vehicles	9	$6.4 billion
			Other Accounts	7	$600.5 million
		Geoffrey Schechter	Registered Investment Companies[2]	14	$26.1 billion
			Other Pooled Investment Vehicles	4	$822.3 million
			Other Accounts	1	$259.8 million
		John Mitchell[1]	Registered Investment Companies[2]	8	$10.5 billion
			Other Pooled Investment Vehicles	9	$2.9 billion
			Other Accounts	8	$1.2 billion
		Jonathan Sage	Registered Investment Companies[2]	20	$11.2 billion
			Other Pooled Investment Vehicles	14	$3.8 billion
			Other Accounts	29	$9.1 billion
		Matt Ryan	Registered Investment Companies[2]	9	$15.7 billion
			Other Pooled Investment Vehicles	10	$3.8 billion
			Other Accounts	7	$2.3 billion
		Michael Skatrud	Registered Investment Companies[2]	12	$9.6 billion
			Other Pooled Investment Vehicles	8	$1.2 billion
			Other Accounts	4	$302.9 million
		Neeraj Arora	Registered Investment Companies[2]	6	$14.1 billion
			Other Pooled Investment Vehicles	4	$2.7 billion
			Other Accounts	5	$2.2 billion
		Rick Gable	Registered Investment Companies[2]	6	$7.8 billion
			Other Pooled Investment Vehicles	3	$263.4 million
			Other Accounts	3	$456.0 million
		Robert Almeida	Registered Investment Companies[2]	2	$3.5 billion
			Other Pooled Investment Vehicles	2	$133.3 million
			Other Accounts	0	Not Applicable
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 31, 2023.
[2]	Includes the Fund.
Advisory fees were not based upon performance of any of the accounts identified in the table above.

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